Summary of Significant Accounting Policies (Details) $ / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($) Segment $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Jan. 01, 2026 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Impairment charge		$ 133,000
Incurred a net loss		74,298,000	$ 3,379,000
Accumulated deficit	[1]	(512,431,000)		$ (438,162,000)
Net cash used in operation		(14,377,000)	(2,434,000)
Cash and cash equivalents		13,070,000	771,000	19,033,000			$ 1,592,000
Working capital from continuing operations		64,649,000
Cash equivalents		$ 13,070,000		19,033,000
DLOM of locked SOL tranche, percentage		22.76%
Prepayment of digital assets				33,699,000
Less cumulative impairment				16,301,000
Net carrying amount				33,699,000
Impairment of property and equipment		16,301,000
Delivery of digital assets		50,000,000
Accounts receivable		$ 44,000		4,839,000
Percentage of depreciation adjustment		30.00%
Valuation-date per-share value (in Dollars per share) | $ / shares		$ 34.17
Valuation of fair value (in Shares) | shares		204,184
Carrying value		$ 6,978,000
Derivative liability		$ 0		270,000
Held cash deposit						$ 250,000
Percentage of total digital assets		60.00%
Percentage of holdings		10.00%
Percentage of total SOL holdings		90.00%
Percentage of revenue		90.00%
Depreciation expenses		$ 3,000		2,000
Impairment on property and equipment		$ 2,000		0
Reporting segment (in Segment) | Segment		2
Amortization expense of intangible assets		$ 0	$ 32,000
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Contingent liability		$ 117,000		117,000
Bottom of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range		7.50%
Prepayment of digital assets		$ 0
Top of range [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of DLOMs range		33.50%
Prepayment of digital assets				50,000,000
Office Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Motor Vehicles [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Leasehold Improvements [Member}
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Other Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Private Company Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Per-share value (in Dollars per share) | $ / shares		$ 48.82
Impairment on receivable for private company		$ 2,000,000
US Federal Depositary Insurance [Member] | Local Government [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit		$ 250,000
Other related parties [member]
Summary of Significant Accounting Policies [Line Items]
Percentage of holdings		22.00%
Italy [Member] | Credit Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Uninsured portion of cash balances (in Euro) | €					€ 100,000
Wise Europe SA [Member]
Summary of Significant Accounting Policies [Line Items]
Cash deposits in bank		$ 423,000		11,631,000
Operating activities [Member]
Summary of Significant Accounting Policies [Line Items]
Net cash used in operation		(13,267,000)
US Commercial Bank Axos Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit		$ 11,993,000
Terra Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Held cash deposit				$ 4,940,000

[1]	The Company effected a one-for-ten reverse share split of both Class A and Class B Ordinary Shares on May 14, 2026. All share and per-share information presented in these condensed consolidated financial statements has been retrospectively adjusted to reflect the impact of the reverse share split for all periods presented. The total authorized share capital remains unchanged, with the number of authorized shares reduced and the nominal value per share increased proportionally following the split. Refer to Note 13, “Share Capital and Other Reserves”, for more information.